Subsequent Events (Details Narrative) - USD ($)												1 Months Ended	12 Months Ended
		Jan. 15, 2021	Dec. 04, 2020	Nov. 30, 2020	Nov. 24, 2020	Nov. 10, 2020	Oct. 09, 2020	Oct. 07, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	May 30, 2018
Number of shares agreed to sell, amount	[1]												$ 6,082,444
Share price											$ 125
Warrants to purchase common stock														5,200
Warrants exercise price																$ 150
Number of common stock shares									81	134	60,000
Common stock, shares outstanding													468,906	1,609,710	717,275
Subsequent Event [Member]
Warrants to purchase common stock		48,000				18,057						290,924
Warrants exercise price						$ 10.25
Proceeds from exercise of warrants												$ 2,354,000
Reverse stock split description				one-for-twenty five (1:25) reverse stock split
Effect of reverse stock split on common stock description				As a result of the reverse stock split, every twenty five (25) shares of issued and outstanding common stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share.
Shares issued as a result of reverse stock split
Proceeds from issuance of common stock		$ 240,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares outstanding				55,853,569
Subsequent Event [Member] | Minimum [Member]
Common stock, shares outstanding				2,234,143
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock exchanging shares					4,205,406
Number of common stock shares					243,125
Subsequent Event [Member] | Spartan Capital Securities LLC [Member]
Warrants to purchase common stock						17,618
Warrants exercise price						$ 8.00
Payments to warrants						$ 355,000
Subsequent Event [Member] | October 2020 Securties Purchase Agreement [Member]
Number of shares agreed to sell, amount								$ 5,100,000
Number of shares sold during period, shares								381,309
Share price								$ 10.25
Warrants to purchase common stock								381,309
Warrants purchase price per share								$ 3.125
Combined purchase price per share and warrant								13.375
Warrants exercise price								$ 10.25
Warrant term								5 years
Proceeds from exercise of warrants							$ 4,450,000
Subsequent Event [Member] | Settlement Agreement [Member] | Gusrae Kaplan Nusbaum PLLC [Member]
Litigation settlement amount			$ 120,000

[1]	net of offering costs of $2,542,555.